19. PROPERTY, PLANT AND EQUIPMENT (Details 2)	12 Months Ended
Dec. 31, 2019
General Equipment [Member] | Administration Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	6.25%
IT Equipment In General [Member] | Administration Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	16.67%
Buildings - Other [Member] | Administration Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Buildings - Other [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Town Planning and Improvements [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Command Station, Panel and Cubicle [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.57%
Pressure tunnel [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.13%
Water Turbine [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.50%
Generator [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	3.33%
Buildings - Machine Room [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.00%
Reservoirs Dams and Water Courses [Member] | Generation Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	2.00%
Vehicles [Member] | Administration Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	14.29%
Computer Software [Member] | Administration Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment depreciation rate	20.00%